UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-00919
Van Kampen Equity and Income Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 3/31/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Equity and Income Fund
Portfolio of Investments ■ March 31, 2009 (Unaudited)

Description	Shares	Value

Common Stocks 57.3%
Aerospace & Defense 0.6%
Raytheon Co.	1,673,300	$65,158,302

Auto Parts & Equipment 0.3%
Autoliv, Inc.	1,447,100	26,872,647

Broadcasting & Cable TV 1.2%
Comcast Corp., Class A	8,614,900	117,507,236

Broadcasting — Diversified 0.5%
Time Warner Cable, Inc.	1,945,285	48,243,068

Communications Equipment 1.0%
Cisco Systems, Inc. (a)	6,338,400	106,294,968

Computer Hardware 1.1%
Hewlett-Packard Co.	3,375,100	108,205,706

Computer Storage & Peripherals 0.2%
EMC Corp. (a)	1,692,900	19,299,060

Consumer Electronics 0.8%
Sony Corp. — ADR (Japan)	3,926,500	81,003,695

Department Stores 0.4%
Macy’s, Inc.	4,614,400	41,068,160

Diversified Banks 0.5%
Mitsubishi UFJ Financial Group, Inc. — ADR (Japan)	2,331,600	11,471,472
Mizuho Financial Group, Inc. — ADR (Japan)	4,563,400	17,934,162
Sumitomo Mitsui Financial Group, Inc. (Japan)	573,600	20,234,101

		49,639,735

Diversified Chemicals 0.9%
Bayer AG — ADR (Germany)	1,858,700	90,321,668

Diversified Metals & Mining 0.6%
Freeport-McMoRan Copper & Gold, Inc.	1,595,100	60,789,261

Description	Shares	Value

Electric Utilities 2.9%
American Electric Power Co., Inc.	5,768,027	$145,700,362
Entergy Corp.	960,566	65,404,939
FirstEnergy Corp.	2,063,400	79,647,240

		290,752,541

Electronic Equipment Manufacturers 0.6%
Agilent Technologies, Inc. (a)	3,776,300	58,041,731

Gold 1.3%
Newmont Mining Corp.	3,041,300	136,128,588

Health Care Distributors 0.5%
Cardinal Health, Inc.	1,549,200	48,768,816

Health Care Equipment 1.5%
Boston Scientific Corp. (a)	7,643,500	60,765,825
Covidien Ltd. (Bermuda)	2,592,650	86,179,686

		146,945,511

Home Improvement Retail 1.5%
Home Depot, Inc.	6,396,700	150,706,252

Household Products 0.6%
Procter & Gamble Co.	1,388,500	65,384,465

Human Resource & Employment Services 0.7%
Manpower, Inc.	1,148,993	36,227,749
Robert Half International, Inc.	1,809,000	32,254,470

		68,482,219

Hypermarkets & Super Centers 1.1%
Wal-Mart Stores, Inc.	2,218,600	115,589,060

Industrial Conglomerates 1.5%
Siemens AG — ADR (Germany)	1,422,700	81,051,219
Tyco International Ltd. (Switzerland)	3,670,550	71,795,958

		152,847,177

Description	Shares	Value

Industrial Machinery 0.5%
Ingersoll-Rand Co. Ltd., Class A (Bermuda)	3,872,800	$53,444,640

Insurance Brokers 2.2%
Marsh & McLennan Cos., Inc. (b)	11,028,600	223,329,150

Integrated Oil & Gas 6.3%
BP PLC — ADR (United Kingdom)	1,842,800	73,896,280
ConocoPhillips	965,900	37,824,644
Exxon Mobil Corp.	2,206,300	150,249,030
Hess Corp.	1,557,000	84,389,400
Occidental Petroleum Corp.	2,826,100	157,272,465
Royal Dutch Shell PLC — ADR (United Kingdom)	2,976,400	131,854,520

		635,486,339

Integrated Telecommunication Services 1.7%
Verizon Communications, Inc.	5,615,012	169,573,362

Internet Software & Services 1.2%
eBay, Inc. (a)	9,418,000	118,290,080

Investment Banking & Brokerage 0.9%
Charles Schwab Corp.	5,844,040	90,582,620

Motorcycle Manufacturers 0.3%
Harley-Davidson, Inc.	2,096,900	28,077,491

Movies & Entertainment 2.9%
Time Warner, Inc.	7,749,825	149,571,623
Viacom, Inc., Class B (a)	8,294,500	144,158,410

		293,730,033

Oil & Gas Equipment & Services 0.7%
Schlumberger Ltd. (Netherlands Antilles)	1,832,500	74,436,150

Oil & Gas Exploration & Production 1.6%
Anadarko Petroleum Corp.	2,616,700	101,763,463
Devon Energy Corp.	1,251,100	55,911,659

		157,675,122

Description	Shares	Value

Other Diversified Financial Services 3.0%
JPMorgan Chase & Co.	11,545,545	$306,880,586

Packaged Foods & Meats 3.5%
Cadbury PLC — ADR (United Kingdom)	5,478,658	165,537,104
Unilever NV (Netherlands)	9,612,500	188,405,000

		353,942,104

Personal Products 0.6%
Estee Lauder Cos., Inc., Class A	2,477,800	61,077,770

Pharmaceuticals 4.5%
Abbott Laboratories	1,929,300	92,027,610
Bristol-Myers Squibb Co.	6,179,800	135,461,216
Roche Holdings AG — ADR (Switzerland)	3,265,300	112,141,177
Schering-Plough Corp.	4,784,418	112,673,044

		452,303,047

Property & Casualty Insurance 2.6%
Chubb Corp.	2,835,516	119,999,037
Travelers Cos., Inc.	3,416,149	138,832,295

		258,831,332

Regional Banks 1.0%
KeyCorp.	4,437,265	34,921,276
PNC Financial Services Group, Inc.	2,105,300	61,664,237

		96,585,513

Restaurants 0.5%
Starbucks Corp. (a)	4,361,836	48,459,998

Semiconductor Equipment 0.9%
ASML Holding N.V. (Netherlands)	2,925,700	51,229,007
Lam Research Corp. (a)	1,660,884	37,818,329

		89,047,336

Semiconductors 0.7%
Intel Corp.	5,056,500	76,100,325

Description	Shares	Value

Soft Drinks 0.7%
Coca-Cola Co.	1,702,400	$74,820,480

Systems Software 0.2%
Symantec Corp. (a)	1,261,380	18,845,017

Tobacco 0.5%
Philip Morris International, Inc.	1,491,400	53,064,012

Total Common Stocks 57.3%		5,782,632,373

Convertible Preferred Stocks 2.3%
Agricultural Products 0.3%
Archer-Daniels-Midland Co.	800,000	29,384,000

Diversified Metals & Mining 0.9%
Freeport-McMoRan Copper & Gold, Inc.	98,878	90,003,699

Health Care Facilities 0.1%
HEALTHSOUTH Corp., Ser A (c)	27,000	11,549,250
HEALTHSOUTH Corp., Ser A	8,620	3,687,205

		15,236,455

Health Care Services 0.2%
Omnicare Capital Trust II	600,000	20,025,000

Housewares & Specialties 0.2%
Newell Financial Trust I	822,300	15,469,519

Office Services & Supplies 0.1%
Avery Dennison Corp.	529,725	13,375,556

Oil & Gas Storage & Transportation 0.2%
El Paso Energy Capital Trust I	875,900	22,116,475

Regional Banks 0.3%
KeyCorp., Ser A	427,098	30,550,320

Total Convertible Preferred Stocks 2.3%		236,161,024

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Convertible Corporate Obligations 11.5%
	Advertising 0.2%
$28,695	Interpublic Group of Cos., Inc.	4.250%	03/15/23	$21,090,825

	Aerospace & Defense 0.5%
54,000	L-3 Communications Corp.	3.000	08/01/35	52,312,500

	Airlines 0.0%
10,575	UAL Corp.	4.500	06/30/21	3,493,980

	Aluminum 0.1%
6,750	Alcoa, Inc.	5.250	03/15/14	8,952,187

	Automotive 0.1%
8,992	Johnson Controls, Inc.	6.500	09/30/12	11,374,880

	Biotechnology 1.9%
72,500	Amgen, Inc.	0.375	02/01/13	66,337,500
72,500	Amgen, Inc. (c)	0.375	02/01/13	66,337,500
45,000	Invitrogen Corp.	1.500	02/15/24	40,331,250
13,636	Invitrogen Corp.	3.250	06/15/25	13,090,560

				186,096,810

	Broadcasting & Cable TV 0.3%
27,546	Liberty Media LLC	3.125	03/30/23	21,520,312
21,235	Sinclair Broadcast Group, Inc.	6.000	09/15/12	6,927,919

				28,448,231

	Communications Equipment 0.2%
34,000	JDS Uniphase Corp. (c)	1.000	05/15/26	21,037,500

	Computer Storage & Peripherals 0.2%
24,315	NetApp, Inc. (c)	1.750	06/01/13	20,333,419

	Data Processing & Outsourced Services 0.4%
43,730	DST Systems, Inc., Ser A (d)	4.125/0.000	08/15/23	42,855,400

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Electric Utilities 0.6%
$2,000	Centerpoint Energy, Inc. (e)	2.000%	09/15/29	$34,500,000
10,065	PG & E Corp.	9.500	06/30/10	25,992,862

				60,492,862

	Environmental & Facilities Services 0.2%
22,000	Allied Waste Industries, Inc.	4.250	04/15/34	20,240,000

	Gold 0.1%
6,296	Newmont Mining Corp.	3.000	02/15/12	7,799,170

	Health Care 1.0%
27,161	Affymetrix, Inc.	3.500	01/15/38	14,395,330
46,059	LifePoint Hospitals, Inc.	3.500	05/15/14	32,932,185
62,100	Mylan Labs, Inc.	1.250	03/15/12	53,483,625

				100,811,140

	Health Care Equipment 0.4%
46,193	Medtronic, Inc.	1.500	04/15/11	43,710,126

	Health Care Services 0.4%
66,278	Omnicare, Inc.	3.250	12/15/35	43,743,480

	Housewares & Specialties 0.1%
6,295	Newell Rubbermaid, Inc.	5.500	03/15/14	6,979,581

	Industrial Conglomerates 0.5%
64,000	3M Co., LYON	*	11/21/32	49,680,000

	Internet Software & Services 0.3%
28,864	Symantec Corp.	0.750	06/15/11	28,539,280

	Media-Noncable 0.2%
24,129	Omnicom Group, Inc.	*	07/31/32	23,555,936

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oil Field Services 0.2%
$17,001	Cooper Cameron Corp.	2.500%	06/15/26	$17,596,035

	Paper Packaging 0.4%
43,830	Sealed Air Corp. (c)	3.000	06/30/33	41,035,838

	Pharmaceuticals 1.6%
30,043	Allergan, Inc.	1.500	04/01/26	31,394,935
50,597	Millipore Corp.	3.750	06/01/26	47,181,703
80,067	Watson Pharmaceuticals, Inc.	1.750	03/15/23	77,564,906

				156,141,544

	Regional Banks 0.0%
1,786	National City Corp.	4.000	02/01/11	1,636,423

	Semiconductors 0.3%
40,978	Xilinx, Inc. (c)	3.125	03/15/37	30,477,388

	Technology 1.3%
24,495	Cadence Design Systems, Inc.	1.375	12/15/11	18,003,825
22,000	Cadence Design Systems, Inc.	1.500	12/15/13	12,760,000
35,490	Interpublic Group of Cos., Inc. (c)	4.750	03/15/23	24,044,475
36,420	Linear Technology Corp. (c)	3.000	05/01/27	30,319,650
36,428	Lucent Technologies, Inc., Ser B	2.875	06/15/25	17,166,695
46,672	SanDisk Corp.	1.000	05/15/13	28,236,560

				130,531,205

	Total Convertible Corporate Obligations 11.5%			1,158,965,740

	Corporate Bonds 9.2%
	Aerospace & Defense 0.0%
2,920	Boeing Co.	6.000	03/15/19	3,004,683

	Airlines 0.0%
3,409	America West Airlines, Inc., Class G	7.100	04/02/21	2,164,947

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Automotive 0.1%
$3,730	DaimlerChrysler NA Holding Corp.	7.750%	01/18/11	$3,679,835
1,500	DaimlerChrysler NA Holding Corp.	8.500	01/18/31	1,344,426
3,705	Harley-Davidson Funding Corp., Ser C (c)	6.800	06/15/18	2,407,509

				7,431,770

	Banking 1.4%
18,365	Bank of America Corp., Ser L	5.650	05/01/18	15,347,208
7,305	Bank of America Corp.	5.750	12/01/17	6,144,594
4,395	Bank of New York Mellon Corp.	4.500	04/01/13	4,359,343
4,410	Bank of New York Mellon Corp.	5.125	08/27/13	4,518,089
11,285	Citigroup, Inc.	6.125	11/21/17	9,799,849
8,000	Citigroup, Inc.	6.125	05/15/18	6,916,616
3,579	Credit Suisse First Boston USA, Inc.	5.125	08/15/15	3,325,528
18,965	Goldman Sachs Group, Inc.	6.150	04/01/18	17,351,932
7,640	Goldman Sachs Group, Inc.	6.750	10/01/37	5,179,790
8,310	HBOS PLC (United Kingdom) (c)	6.750	05/21/18	6,420,472
17,720	JPMorgan Chase & Co.	4.750	05/01/13	17,191,997
1,220	JPMorgan Chase & Co.	6.000	01/15/18	1,234,389
5,480	JPMorgan Chase & Co.	6.750	02/01/11	5,588,652
5,730	Popular North America, Inc.	5.650	04/15/09	5,725,307
13,790	Sovereign Bancorp (f)	1.457	03/23/10	12,600,447
5,100	UBS AG Stamford Branch (Switzerland)	5.875	12/20/17	4,393,620
9,250	Wachovia Capital Trust III (e)	5.800	03/15/42	3,331,119
14,450	Wells Fargo & Co.	5.625	12/11/17	13,206,346

				142,635,298

	Brokerage 0.1%
4,315	Bear Stearns Co., Inc.	7.250	02/01/18	4,463,406
2,440	Credit Suisse New York (Switzerland)	5.000	05/15/13	2,359,882

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Brokerage (continued)
$185	Credit Suisse New York (Switzerland)	6.000%	02/15/18	$161,623
8,375	Merrill Lynch & Co., Inc.	6.875	04/25/18	6,560,238

				13,545,149

	Chemicals 0.1%
3,830	E.I. Du Pont de Nemours & Co.	6.000	07/15/18	3,852,589
1,540	Monsanto Co.	5.125	04/15/18	1,557,732

				5,410,321

	Construction Machinery 0.1%
2,185	Caterpillar Financial Services Corp.	4.900	08/15/13	2,081,726
5,220	John Deere Capital Corp.	5.750	09/10/18	4,965,781

				7,047,507

	Consumer Products 0.1%
4,810	Philips Electronics NV (Netherlands)	5.750	03/11/18	4,736,970
1,090	Procter & Gamble Co.	4.600	01/15/14	1,154,796
6,945	Procter & Gamble Co.	4.700	02/15/19	7,018,992

				12,910,758

	Diversified Manufacturing 0.4%
4,930	Brascan Corp. (Canada)	7.125	06/15/12	4,094,666
2,470	Brookfield Asset Management, Inc. (Canada)	5.800	04/25/17	1,669,671
5,380	Cooper Industries, Inc.	5.250	11/15/12	5,540,222
2,690	Emerson Electric Co.	4.875	10/15/19	2,725,416
23,535	General Electric Co.	5.250	12/06/17	21,802,377
3,620	Honeywell International, Inc.	5.300	03/01/18	3,706,304
5,315	Parker Hannifin Corp.	5.500	05/15/18	5,203,890

				44,742,546

	Electric 0.8%
2,585	Alabama Power Co.	5.800	11/15/13	2,778,911

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Electric (continued)
$5,600	Carolina Power & Light Co.	5.125%	09/15/13	$5,842,077
700	Consumers Energy Co., Ser F	4.000	05/15/10	695,953
610	Consumers Energy Co., Ser N	4.400	08/15/09	610,203
4,885	Detroit Edison Co.	6.125	10/01/10	5,031,765
6,745	Electricite de France SA (France) (c)	6.500	01/26/19	6,960,874
7,125	E.ON International Finance BV (Netherlands) (c)	5.800	04/30/18	7,020,626
3,665	FPL Group Capital, Inc.	6.000	03/01/19	3,758,040
1,830	Georgia Power Co.	6.000	11/01/13	1,985,396
1,330	Indianapolis Power & Light Co. (c)	6.300	07/01/13	1,364,446
4,000	NiSource Finance Corp. (f)	1.821	11/23/09	3,816,968
4,450	NiSource Finance Corp.	6.800	01/15/19	3,582,063
4,650	Ohio Edison Co.	6.400	07/15/16	4,438,560
4,910	Ohio Power Co., Ser K	6.000	06/01/16	4,726,994
2,475	Pacificorp	5.500	01/15/19	2,538,607
4,325	Peco Energy Co.	5.350	03/01/18	4,202,213
3,530	PPL Energy Supply LLC	6.300	07/15/13	3,535,729
3,120	Public Service Co. of Colorado	6.500	08/01/38	3,358,680
1,255	Public Service Electric & Gas	5.000	01/01/13	1,278,351
3,100	Union Electric Co.	6.700	02/01/19	2,958,008
6,300	Virginia Electric and Power Co.	8.875	11/15/38	7,725,060

				78,209,524

	Electric Utilities 0.0%
2,420	CenterPoint Energy Resources Corp.	6.250	02/01/37	1,604,946
1,805	CenterPoint Energy Resources Corp., Ser B	7.875	04/01/13	1,849,582

				3,454,528

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Financial 0.1%
$6,035	NYSE Euronext	4.800%	06/28/13	$6,033,884

	Food/Beverage 0.5%
5,615	Anheuser-Busch InBev Worldwide, Inc. (c)	7.200	01/15/14	5,889,635
5,850	Archer-Daniels-Midland Co.	5.450	03/15/18	5,864,180
5,165	Coca-Cola Co.	4.875	03/15/19	5,229,769
1,342	ConAgra Foods, Inc.	7.000	10/01/28	1,301,148
4,085	ConAgra Foods, Inc.	8.250	09/15/30	4,379,390
3,585	Diageo Capital PLC (United Kingdom)	5.750	10/23/17	3,660,686
1,755	Diageo Capital PLC (United Kingdom)	7.375	01/15/14	1,930,193
6,815	FBG Finance Ltd. (Australia) (c)	5.125	06/15/15	5,808,043
2,960	General Mills, Inc.	5.250	08/15/13	3,060,590
6,745	Kraft Foods, Inc.	6.125	08/23/18	6,773,120
1,100	Kraft Foods, Inc.	6.750	02/19/14	1,190,484
890	Kraft Foods, Inc.	7.000	08/11/37	885,003
1,130	Yum! Brands, Inc.	6.250	03/15/18	1,055,425
4,655	Yum! Brands, Inc.	8.875	04/15/11	4,968,686

				51,996,352

	Health Care 0.1%
1,715	Baxter International, Inc.	5.375	06/01/18	1,766,133
4,225	Medco Health Solutions, Inc.	7.125	03/15/18	4,200,005
5,745	UnitedHealth Group, Inc.	6.000	02/15/18	5,528,873
2,250	WellPoint, Inc.	4.250	12/15/09	2,261,387
895	WellPoint, Inc.	7.000	02/15/19	897,061

				14,653,459

	Independent Energy 0.2%
910	Apache Corp.	6.900	09/15/18	994,115
4,555	Devon Financing Corp. ULC (Canada)	7.875	09/30/31	4,666,629

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Independent Energy (continued)
$3,330	EnCana Corp. (Canada)	5.900%	12/01/17	$3,148,152
6,345	Questar Market Resources, Inc.	6.800	04/01/18	5,688,686
5,665	XTO Energy, Inc.	5.500	06/15/18	5,271,147

				19,768,729

	Integrated Energy 0.2%
1,980	BP Capital Markets PLC (United Kingdom)	3.875	03/10/15	1,988,556
4,755	BP Capital Markets PLC (United Kingdom)	4.750	03/10/19	4,687,274
4,615	Chevron Corp.	4.950	03/03/19	4,725,663
9,050	ConocoPhillips	5.200	05/15/18	8,975,012
2,485	ConocoPhillips	5.750	02/01/19	2,506,132
940	Petro-Canada (Canada)	6.050	05/15/18	809,670

				23,692,307

	Life Insurance 0.3%
5,000	American General Corp.	7.500	08/11/10	3,625,580
730	John Hancock Global Funding II (c)	7.900	07/02/10	750,992
5,410	MetLife, Inc., Ser A	6.817	08/15/18	4,652,362
3,155	Nationwide Financial Services, Inc.	6.250	11/15/11	2,968,401
4,865	Platinum Underwriters Finance, Inc., Ser B	7.500	06/01/17	3,092,627
3,395	Prudential Financial, Inc.	6.625	12/01/37	1,841,146
11,365	Xlliac Global Funding (c)	4.800	08/10/10	9,604,277

				26,535,385

	Media-Cable 0.5%
5,750	Comcast Cable Communications, Inc.	7.125	06/15/13	5,989,994

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Media-Cable (continued)
$9,235	Comcast Corp.	5.700%	05/15/18	$8,677,021
2,065	Comcast Corp.	6.500	01/15/17	2,047,255
10,000	Cox Communications, Inc.	7.250	11/15/15	9,598,650
9,010	Time Warner Cable, Inc.	6.750	07/01/18	8,471,878
1,760	Time Warner Cable, Inc.	8.250	04/01/19	1,811,681
5,375	Time Warner Cable, Inc.	8.750	02/14/19	5,716,812
9,510	Time Warner, Inc.	5.875	11/15/16	9,013,949

				51,327,240

	Media-Noncable 0.2%
3,630	Grupo Televisa SA (Mexico)	6.000	05/15/18	3,307,075
4,185	News America, Inc. (c)	6.900	03/01/19	3,911,753
3,555	Pearson Dollar Finance Two PLC (United Kingdom) (c)	6.250	05/06/18	3,093,554
4,585	Viacom, Inc.	6.875	04/30/36	3,353,634
5,745	Vivendi (France) (c)	6.625	04/04/18	5,275,547

				18,941,563

	Metals 0.1%
5,435	ArcelorMittal (Luxembourg)	6.125	06/01/18	3,938,234
2,945	Rio Tinto Finance USA Ltd. (Australia)	6.500	07/15/18	2,581,646

				6,519,880

	Noncaptive-Consumer Finance 0.4%
9,815	American Express Credit Corp., Ser C	7.300	08/20/13	9,119,097
21,960	General Electric Capital Corp.	5.625	05/01/18	19,127,248
6,316	Household Finance Corp.	6.375	10/15/11	5,463,391
740	HSBC Finance Corp.	5.500	01/19/16	555,707
7,060	HSBC Finance Corp.	6.750	05/15/11	6,295,656
1,925	HSBC Finance Corp.	8.000	07/15/10	1,816,026
2,320	Western Union Co.	6.500	02/26/14	2,367,924

				44,745,049

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Noncaptive-Diversified Finance 0.1%
$2,420	General Electric Capital Corp.	4.750%	09/15/14	$2,245,421
7,750	Nationwide Building Society (United Kingdom) (c)	4.250	02/01/10	7,679,002

				9,924,423

	Oil Field Services 0.1%
4,030	Transocean, Inc. (Cayman Islands)	6.000	03/15/18	3,803,163
4,235	Weatherford International Ltd. (Switzerland)	6.000	03/15/18	3,461,719

				7,264,882

	Pharmaceuticals 0.6%
3,380	Amgen, Inc.	5.700	02/01/19	3,439,349
6,165	Amgen, Inc.	5.850	06/01/17	6,323,151
2,890	AstraZeneca PLC (United Kingdom)	5.900	09/15/17	3,065,140
2,180	AstraZeneca PLC (United Kingdom)	6.450	09/15/37	2,268,770
4,185	Biogen Idec, Inc.	6.875	03/01/18	3,986,865
7,360	Bristol-Myers Squibb Co.	5.450	05/01/18	7,563,843
7,390	GlaxoSmithKline Capital, Inc.	5.650	05/15/18	7,593,432
4,875	Novartis Capital Corp.	4.125	02/10/14	4,987,188
12,160	Pfizer, Inc.	6.200	03/15/19	12,983,329
7,905	Roche Holdings, Inc. (c)	6.000	03/01/19	8,151,470

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pharmaceuticals (continued)
$760	Wyeth	5.450%	04/01/17	$761,705
850	Wyeth	5.500	02/15/16	865,749

				61,989,991

	Pipelines 0.2%
4,310	Enterprise Products Operating LLC	6.500	01/31/19	3,967,183
2,625	Equitable Resources, Inc.	6.500	04/01/18	2,320,384
4,170	Kinder Morgan Energy Partners LP	5.950	02/15/18	3,802,961
9,205	Plains All American Pipeline LP	6.700	05/15/36	6,678,955
3,835	Texas Eastern Transmission LP	7.000	07/15/32	3,509,174

				20,278,657

	Property & Casualty Insurance 0.4%
3,020	Ace INA Holdings, Inc.	5.600	05/15/15	2,819,049
13,695	AIG SunAmerica Global Financing VI (c)	6.300	05/10/11	10,444,451
11,475	Berkshire Hathaway Finance Corp.	5.400	05/15/18	11,418,268
6,590	Catlin Insurance Co. Ltd. (Bermuda) (c)(e)	7.249	12/31/49	1,788,243
1,265	Chubb Corp.	5.750	05/15/18	1,251,268
10,171	Farmers Exchange Capital (c)	7.050	07/15/28	6,184,029
2,000	Farmers Insurance Exchange Surplus (c)	8.625	05/01/24	1,265,820
4,135	Travelers Cos., Inc.	5.800	05/15/18	4,019,050
5,240	Two-Rock Pass Through Trust (Bermuda) (c)(f)	2.168	02/11/49	7,598

				39,197,776

	Railroads 0.2%
1,480	Canadian National Railway Co. (Canada)	5.550	05/15/18	1,517,030
1,390	Canadian National Railway Co. (Canada)	5.550	03/01/19	1,431,471

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Railroads (continued)
$5,000	CSX Corp.	6.750%	03/15/11	$5,034,210
1,165	Norfolk Southern Corp. (c)	5.750	01/15/16	1,172,163
2,175	Union Pacific Corp.	6.125	02/15/20	2,121,186
5,985	Union Pacific Corp.	7.875	01/15/19	6,611,815

				17,887,875

	Refining 0.1%
6,275	Valero Energy Corp.	3.500	04/01/09	6,275,000

	Restaurants 0.0%
1,260	McDonald’s Corp.	5.000	02/01/19	1,313,038
3,220	McDonald’s Corp.	5.700	02/01/39	3,131,869
111	McDonald’s Corp.	6.300	10/15/37	114,057

				4,558,964

	Retailers 0.3%
2,240	CVS Caremark Corp.	5.750	08/15/11	2,350,694
165	CVS Caremark Corp.	5.750	06/01/17	161,160
7,916	CVS Lease Pass-Through Trust (c)	6.036	12/10/28	5,963,966
7,350	Home Depot, Inc.	5.400	03/01/16	6,616,154
4,780	Walgreen Co.	5.250	01/15/19	4,803,193
4,720	Wal-Mart Stores, Inc.	4.125	02/01/19	4,575,323
9,240	Wal-Mart Stores, Inc.	4.250	04/15/13	9,726,920
220	Wal-Mart Stores, Inc.	6.200	04/15/38	223,120
1	Wal-Mart Stores, Inc.	6.500	08/15/37	1,043

				34,421,573

	Schools 0.1%
5,805	President and Fellows of Harvard College (c)	6.000	01/15/19	6,256,310

	Supermarkets 0.1%
1,065	Delhaize America, Inc.	9.000	04/15/31	1,134,732
3,780	Delhaize Group (Belgium)	5.875	02/01/14	3,782,790
1,032	Kroger Co.	6.400	08/15/17	1,061,140
3,700	Kroger Co., Ser B	7.250	06/01/09	3,720,716

				9,699,378

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Technology 0.3%
$4,460	Cisco Systems, Inc.	4.950%	02/15/19	$4,396,503
2,015	Cisco Systems, Inc.	5.900	02/15/39	1,857,600
3,570	Hewlett-Packard Co.	4.750	06/02/14	3,613,108
2,180	Hewlett-Packard Co.	5.500	03/01/18	2,239,357
4,300	IBM Corp.	7.625	10/15/18	4,941,504
3,890	KLA Instruments Corp.	6.900	05/01/18	3,079,697
4,720	LG Electronics, Inc. (South Korea) (c)	5.000	06/17/10	4,468,580
6,210	Oracle Corp.	5.750	04/15/18	6,492,288
4,845	Xerox Corp.	6.350	05/15/18	3,615,252

				34,703,889

	Tobacco 0.2%
2,630	Altria Group, Inc.	9.250	08/06/19	2,816,709
3,465	BAT International Finance PLC (United Kingdom) (c)	9.500	11/15/18	3,943,246
8,795	Philip Morris International, Inc.	5.650	05/16/18	8,754,165

				15,514,120

	Wireless 0.1%
4,270	Verizon Wireless Capital LLC (c)	5.550	02/01/14	4,278,045
3,220	Vodafone Group PLC (United Kingdom)	5.625	02/27/17	3,196,336

				7,474,381

	Wireline 0.7%
5,135	AT&T Corp.	8.000	11/15/31	5,592,724
15,932	AT&T, Inc.	6.300	01/15/38	14,033,065
3,975	Deutsche Telekom International Finance BV (Netherlands)	8.750	06/15/30	4,257,078
2,770	France Telecom SA (France)	8.500	03/01/31	3,502,166
3,000	GTE Corp.	7.510	04/01/09	3,000,000
3,610	SBC Communications, Inc.	6.150	09/15/34	3,172,269
5,480	Telecom Italia Capital SA (Luxembourg)	4.000	01/15/10	5,397,636
1,575	Telecom Italia Capital SA (Luxembourg)	4.875	10/01/10	1,541,643

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wireline (continued)
2,605	Telecom Italia Capital SA (Luxembourg)	6.999%	06/04/18	$2,364,988
10,015	Telefonica Europe (Netherlands)	8.250	09/15/30	11,043,480
10,980	Verizon Communications, Inc.	5.500	02/15/18	10,474,514
3,930	Verizon Communications, Inc.	6.350	04/01/19	3,889,694
3,405	Verizon Communications, Inc.	8.950	03/01/39	3,924,191

				72,193,448

	Total Corporate Bonds 9.2%			932,411,546

	United States Government Agencies & Obligations 11.6%
11,400	Federal Home Loan Bank	5.000	11/17/17	12,477,847
78,982	Federal Home Loan Mortgage Corp.	4.875	06/13/18	87,751,687
26,020	Federal Home Loan Mortgage Corp.	5.000	04/18/17	28,467,155
1,650	Federal Home Loan Mortgage Corp.	5.125	11/17/17	1,844,095
43,190	Federal Home Loan Mortgage Corp.	5.500	08/23/17	49,146,203
9,000	Federal National Mortgage Association	5.000	05/11/17	10,003,500
20,605	Federal National Mortgage Association	5.375	06/12/17	23,042,077
68,000	United States Treasury Bonds	3.500	02/15/39	67,214,124
133,450	United States Treasury Bonds	6.750	08/15/26	189,874,395
3,557	United States Treasury Bonds	8.000	11/15/21	5,264,360
100,000	United States Treasury Notes	0.875	12/31/10	100,214,900
21,200	United States Treasury Notes	1.500	10/31/10	21,459,212

Par
Amount
(000)	Description	Coupon	Maturity	Value

	United States Government Agencies & Obligations (continued)
$65,200	United States Treasury Notes	1.500%	12/31/13	$65,057,408
62,500	United States Treasury Notes	1.750	01/31/14	62,944,563
69,000	United States Treasury Notes	1.875	02/28/14	69,776,457
33,630	United States Treasury Notes	2.750	02/15/19	33,824,482
84,000	United States Treasury Notes	2.875	06/30/10	86,369,136
2,250	United States Treasury Notes	4.250	01/15/11	2,394,493
148,860	United States Treasury Notes	4.500	02/28/11	159,350,015
89,000	United States Treasury Notes	6.500	02/15/10	93,589,107

	Total United States Government Agencies & Obligations 11.6%			1,170,065,216

	Asset Backed Securities 0.5%
10,769	Capital Auto Receivables Asset Trust (f)	0.616	07/15/10	10,341,439
10,564	Capital Auto Receivables Asset Trust	4.980	05/15/11	10,578,984
2,942	Capital One Auto Finance Trust	5.070	07/15/11	2,881,156
2,514	CIT Equipment	5.070	02/20/10	2,512,142
8,005	Ford Credit Auto Owner Trust	5.260	10/15/10	8,037,814
4,922	GS Auto Loan Trust	5.370	12/15/10	4,955,337
2,431	Harley-Davidson Motorcycle Trust	3.560	02/15/12	2,366,653
4,549	Harley-Davidson Motorcycle Trust	4.070	02/15/12	4,462,404

	Total Asset Backed Securities 0.5%			46,135,929

	Mortgage Backed Securities 0.4%
41,886	Federal National Mortgage Association	4.500	04/01/38 to 03/01/39	42,863,596

	Foreign Government Obligations 0.3%
16,195	Brazilian Government International Bond (Brazil)	6.000	01/17/17	16,235,487
4,245	Korea Railroad Corp. (Republic of Korea (South Korea)) (c)	5.375	05/15/13	3,721,061

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Foreign Government Obligations (continued)
$7,020	Mexico Government International Bond (Mexico)	5.625%	01/15/17	$6,900,660

	Total Foreign Government Obligations 0.3%			26,857,208

	Total Long-Term Investments 93.1%
	(Cost $11,132,948,359)			9,396,092,632

Description	Contracts	Expiration Date	Exercise Price	Value

Purchased Options 0.0%
2-Year EuroDollar Midcurve Call, September 2009 (Cost $3,591,118)	4,620	09/19/09	97.750	$2,945,250

Description				Value
Short-Term Investments 6.6%
Repurchase Agreements 6.6%
Banc of America Securities ($35,402,454 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 03/31/09, to be sold on 04/01/09 at $35,402,552)				$35,402,454
Citigroup Global Markets, Inc. ($354,024,536 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.13%, dated 03/31/09, to be sold on 04/01/09 at $354,025,814)				354,024,536
Citigroup Global Markets, Inc. ($169,931,777 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $169,932,438)				169,931,777
JPMorgan Chase & Co. ($106,207,361 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $106,207,774)				106,207,361
State Street Bank & Trust Co. ($1,822,872 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/09, to be sold on 04/01/09 at $1,822,873)				1,822,872

Total Repurchase Agreements 6.6%				667,389,000

Description	Value

United States Government Agency Obligations 0.0%
United States Treasury Bill ($2,665,000 par, yielding 0.091%, 05/15/09 maturity) (b)	$2,664,707

Total Short-Term Investments 6.6%
(Cost $670,053,707)	670,053,707

Total Investments 99.7%
(Cost $11,806,593,184)	10,069,091,589

Other Assets in Excess of Liabilities 0.3%	26,816,558

Written Options 0.0%	(375,375)

Net Assets 100.0%	$10,095,532,772

Percentages are calculated as a percentage of net assets.
A security trading in a foreign market that closes before the New York Stock Exchange has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. The total market value of that security is $20,234,101.

*	Zero coupon bond

(a)	Non-income producing security.

(b)	All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.

(c)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date.

(e)	Variable Rate Coupon

(f)	Floating Rate Coupon
ADR — American Depositary Receipt

LYON — Liquid Yield Option Note

Futures contracts outstanding as of March 31, 2009:

		Unrealized
		Appreciation/
	Contracts	Depreciation
Long Contracts:
S&P 500 E Mini Index Futures, June 2009 (Current Notional Value of $39,740 per contract)	1,617	$1,830,453
U.S. Treasury Notes 2-Year Futures, June 2009 (Current Notional Value of $217,891 per contract)	1,341	1,400,855
U.S. Treasury Notes 5-Year Futures, June 2009 (Current Notional Value of $118,766 per contract)	2,192	4,060,071

Total Long Contracts:	5,150	7,291,379

Short Contracts:
EuroDollar 90-Day Futures, June 2011 (Current Notional Value of $244,588 per contract)	157	(12,845)
EuroDollar 90-Day Futures, September 2011 (Current Notional Value of $244,100 per contract)	157	(13,406)
EuroDollar 90-Day Futures, December 2011 (Current Notional Value of $243,563 per contract)	157	(13,778)
EuroDollar 90-Day Futures, March 2012 (Current Notional Value of $243,213 per contract)	157	(14,988)
U.S. Treasury Bond 30-Year Futures, June 2009 (Current Notional Value of $129,703 per contract)	891	(1,502,237)
U.S. Treasury Notes 10-Year Futures, June 2009 (Current Notional Value of $124,078 per contract)	1,979	(7,892,964)

Total Short Contracts:	3,498	(9,450,218)

Total Futures Contracts	8,648	$(2,158,839)

Written options outstanding as of March 31, 2009:

	Exercise	Expiration	Number of
Name of Issuer	Price	Date	Contracts	Premiums	Value
2-Year EuroDollar Midcurve Call, September 2009	$98.500	09/19/09	4,620	$(577,795)	$(375,375)

Swap agreements outstanding as of March 31, 2009:
Credit Default Swaps

			Pay/					Credit
			Receive		Notional			Rating of
		Buy/Sell	Fixed	Expiration	Amount	Upfront		Reference
Counterparty	Reference Entity	Protection	Rate	Date	(000)	Payments	Value	Entity*
Bank of America, N.A.	Sealed Air Corp.	Buy	1.120%	03/20/18	$1,540	$0	$140,632	BB

Total Credit Default Swaps					$1,540	$0	$140,632

*	Credit rating as issued by Standard and Poor’s.

Swap Collateral Received From Counterparty
Bank of America, N.A	(297,000)

Total Swap Collateral Received	$(297,000)

Total Swap Agreements	$(156,368)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

	Assets		Liabilities
		Other	Other
	Investments in	Financial	Financial
Valuation Inputs	Securities	Instruments*	Instruments*
Level 1 — Quoted Prices	$5,470,653,449	$7,291,379	$(9,825,593)
Level 2 — Other Significant Observable Inputs	4,598,438,140	140,632	-0-
Level 3 — Significant Unobservable Inputs	-0-	-0-	-0-

Total	$10,069,091,589	$7,432,011	$(9,825,593)

*	Other financial instruments include futures, written options and swap contracts.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities
Balance as of 12/31/08	$27,568
Accrued Discounts/Premiums	3
Realized Gain/Loss	(3,113,205)
Change in Unrealized Appreciation/Depreciation	3,106,976
Net Purchases/Sales	(21,342)
Net Transfers in and/or out of Level 3	-0-

Balance as of 3/31/09	$-0-

Net Change in Unrealized Appreciation/Depreciation from Investments still held as of 3/31/09	$-0-
Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Options are valued at the last sale price. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
     The Fund adopted the provisions of the FASB Staff Position Paper No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No.45 (“FSP FAS 133-1 and FIN 45-4”), effective December 31,

2008. FSP FAS 133-1 and FIN 45-4 requires the seller of credit derivatives to provide additional disclosure about its credit derivatives.
          The Fund may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed-upon amount to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default swap contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.
          The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.
          Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is disclosed in the table following the Portfolio of Investments. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Equity and Income Fund

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	May 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title: Date:	Principal Executive Officer May 19, 2009

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	May 19, 2009